FT Energy Income Partners Strategy ETF Investment Objectives and Goals - FT Energy Income Partners Strategy ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Energy Income Partners Strategy ETF (EIPX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FT Energy Income Partners Strategy ETF’s (the “Fund”) investment objective is to seek risk-adjusted total return.